Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
OPERATING ACTIVITIES:
Net income	$ 217	[1]	$ 229	[2]	$ 221	[3]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	95	[1]	91	[2]	135	[3]
Earnings from unconsolidated affiliates	(33)	[1]	(26)	[2]	(23)	[3]
Distributions from unconsolidated affiliates	39		24		25
Net unrealized losses (gains) on derivative instruments	36	[4]	(21)	[4]	(40)	[4]
Deferred income taxes, net	5		0		(29)
Other, net	14		3		5
Change in operating assets and liabilities, which (used) provided cash, net of effects of acquisitions:
Accounts receivable	(89)		(11)		34
Inventories	9		14		(14)
Accounts payable	51		(194)		106
Accrued interest	5		5		0
Other current assets and liabilities	(2)		(4)		2
Other long-term assets and liabilities	(2)		(8)		(5)
Net cash provided by operating activities	345	[1]	102	[5]	417
INVESTING ACTIVITIES:
Capital expenditures	(363)	[1]	(484)	[5]	(385)
Acquisitions, net of cash acquired	(696)	[1]	(433)		(38)
Acquisition of unconsolidated affiliates	(86)	[1]	(312)		(114)
Investments in unconsolidated affiliates	(242)	[1]	(158)	[5]	(8)
Return of investment from unconsolidated affiliate	0		1	[5]	2
Proceeds from sales of assets	0		2	[5]	5
Net cash used in investing activities	(1,387)	[1]	(1,384)	[5]	(538)
FINANCING ACTIVITIES:
Proceeds from long-term debt	1,957	[1]	2,665	[5]	1,524
Payments of long-term debt	(1,988)	[1]	(1,792)	[5]	(1,425)
Proceeds from issuance of commercial paper	335	[1]	0		0
Payments of deferred financing costs	(4)	[1]	(8)	[5]	(4)
Excess purchase price over acquired interests and commodity hedges	(85)	[1]	(225)	[5]	(36)
Proceeds from issuance of common units, net of offering costs	1,083	[1]	455	[5]	170
Net change in advances to predecessor from DCP Midstream, LLC	11	[1]	336	[5]	52
Distributions to limited partners and general partner	(277)	[1]	(181)	[5]	(132)
Distributions to noncontrolling interests	(24)	[1]	(9)	[5]	(45)
Contributions from noncontrolling interests	46	[1]	25	[5]	18
Distributions to DCP Midstream, LLC	(3)	[1]	0		0
Contributions from DCP Midstream, LLC	1	[1]	10	[5]	0
Net cash provided by financing activities	1,052	[1]	1,276	[5]	122
Net change in cash and cash equivalents	10	[1]	(6)	[5]	1
Cash and cash equivalents, beginning of year	2	[1],[5],[6]	8	[5]	7
Cash and cash equivalents, end of year	$ 12	[1]	$ 2	[1],[5],[6]	$ 8	[5]

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information for the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	Non-cash commodity derivative mark-to-market is included in segment gross margin, along with cash settlements for our commodity derivative contracts.
[5]	The financial information during the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[6]	The financial information as of December 31, 2012 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.